Note 6 - Intangible Assets (Details) - Value of Intangible Assets (USD $)	12 Months Ended		42 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Net	$ 3,895,988	$ 3,742,518
Additions		435,775
Amortization	(289,230)	(282,305)	(700,000)
Intangible Assets, Net	3,606,758	3,895,988	3,606,758
iCo [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Net	2,254,365	2,421,609
Amortization	(167,245)	(167,244)
Intangible Assets, Net	2,087,120	2,254,365	2,087,120
Yissum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Net	613,376	659,623
Amortization	(46,247)	(46,247)
Intangible Assets, Net	567,129	613,376	567,129
Kadouche [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Net	614,599	661,286
Amortization	(46,687)	(46,687)
Intangible Assets, Net	567,912	614,599	567,912
Mablife [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Net	413,648
Additions		435,775
Amortization	(29,051)	(22,127)
Intangible Assets, Net	$ 384,597	$ 413,648	$ 384,597